Accounting policies - Consolidation (Details) R in Millions					7 Months Ended	12 Months Ended
	Nov. 17, 2023	May 10, 2023	Jan. 10, 2020 ZAR (R) shares	Jun. 29, 2018	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022	Dec. 31, 2021
Copper Mines Of Tasmania Proprietary Limited
Accounting policies
Proportion of ownership interest in entity	100.00%					100.00%
Aldebaran
Accounting policies
Joint venture ownership interest of counterparty, initial						60.00%
Drdgold Limited
Accounting policies
Percentage of voting equity interests acquired			12.05%
Consideration transferred, acquisition-date fair value			R 1,086
Number of instruments or interests issued or issuable (in shares) | shares			168,158,944
Potential ownership, as a percent			50.10%			50.28%	50.33%	50.49%
Peregrine
Accounting policies
Proportion of legal ownership interest in associate						40.00%
Peregrine | Aldebaran
Accounting policies
Joint venture ownership interest of counterparty, initial				60.00%		20.00%
Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held						24.80%
Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held						20.00%
Lonplats Siyakhula Employee Profit Share Trust
Accounting policies
Percentage of stake held						3.80%
Bapo Trust
Accounting policies
Percentage of stake held						0.90%
Marikana Community Trust
Accounting policies
Percentage of stake held						0.90%
Liabilities					R 1,481	R 1,481
Newshelf 1335 Proprietary Limited
Accounting policies
Potential ownership, as a percent						2.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Accounting policies
Percentage of voting equity interests acquired					26.00%	26.00%
Newshelf 1114
Accounting policies
Proportion of ownership interest in subsidiary						76.00%
Keliber
Accounting policies
Proportion of ownership interest in subsidiary					79.82%	79.82%	84.96%
Effective proportion of ownership interest in subsidiary						79.82%	85.90%
Proportion of ownership interests held by non-controlling interests						1.00%
Put option discount						10.00%
Century
Accounting policies
Percentage of voting equity interests acquired		49.85%			49.85%	49.85%
Proportion of ownership interest in subsidiary		100.00%				100.00%
Rustenburg Mine Employees Trust
Accounting policies
Proportion of ownership interest in subsidiary						30.40%
Liabilities					R 1,673	R 1,673
Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held						24.80%
Liabilities					R 1,365	R 1,365